Deferred Revenue/Income (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Revenue/Income
Schedule of reconciliation in the current reporting period related to carried-forward deferred revenue/income

	For the Year Ended December 31
	2017	2018	2019
Deferred revenue/income – beginning of year	—	—	301,774
Additions	—	384,116	428,786
Recognition	—	(82,342)	(246,861)
Effects on foreign exchange adjustment	—	—	1,388
Deferred revenue/income – end of year	—	301,774	485,087